Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt
Current maturities of long-term debt	$ 3,453	$ 5,544
Commercial paper	0	1,625
Bank borrowings	0	27
Total	$ 3,453	$ 7,196